CONSOLIDATED STATEMENTS OF INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF INCOME
Revenues	$ 4,122.4	$ 4,016.6	$ 3,890.8
Employee costs	706.2	707.9	694.4
Purchase of goods and services	1,820.8	1,810.9	1,755.6
Depreciation and amortization	709.8	650.4	691.0
Financial expenses	283.4	302.9	309.2
Loss on valuation and translation of financial instruments	2.4	2.1	3.8
Restructuring of operations, litigation and other items	17.2	28.5	(117.2)
Gain on sale of spectrum licences	(330.9)
Impairment of goodwill and other assets	43.8	40.9	230.7
Loss on debt refinancing	15.6	7.3	12.1
Income before income taxes	854.1	465.7	311.2
Income taxes (recovery):
Current	8.8	158.0	63.4
Deferred	124.5	(31.7)	40.7
Income taxes	133.3	126.3	104.1
Income from continuing operations	720.8	339.4	207.1
Income (loss) from discontinued operations	14.6		(19.7)
Net income	735.4	339.4	187.4
Income (loss) from continuing operations attributable to
Shareholders	725.6	352.0	225.7
Non-controlling interests	(4.8)	(12.6)	(18.6)
Net income (loss) attributable to
Shareholders	740.2	352.0	207.6
Non-controlling interests	$ (4.8)	$ (12.6)	$ (20.2)